Summary of Significant Accounting Policies (Details) - USD ($)			12 Months Ended
	Apr. 23, 2025	Apr. 21, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 21, 2024	Mar. 01, 2024
Summary of Significant Accounting Policies [Line Items]
Net Income (Loss)			$ (1,903,908)	$ 286,142	$ 917,687
Net cash in operating activities (in Dollars)			(3,585,698)	204,347	62,351
Accumulated deficits (in Dollars)			(1,083,121)	820,787
Foreign exchange gain (in Dollars)			96,452
Foreign exchange loss (in Dollars)				142,083
Cash on hand (in Dollars)			942,820	685,796
Current liabilities (in Dollars)			$ 2,415,329	2,903,760
Percentage of accounts receivable			38.00%
Expected credit losses (in Dollars)			$ 150,814	94,835
Impairment of inventory (in Dollars)			40,063
Losses of long-lived assets (in Dollars)			117,451
Research and development expenses (in Dollars)			171,972	55,001	4,381
Price per share (in Dollars per share)	$ 4					$ 1.053	$ 1.053
Offering costs (in Dollars)			1,935,834
Revenues (in Dollars)			$ 3,413,062	$ 3,289,862	$ 2,100,819
Settlement of taxing authority.			50.00%
Single reportable segment			1
Operating segment			1
Reporting unit			1
Mature in 2027 [Member]
Summary of Significant Accounting Policies [Line Items]
Fixed interest rate			4.77%
Customer Concentration Risk [Member] | One Customer [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration			36.00%	37.00%	53.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration			29.00%	31.00%	16.00%
Customer Concentration Risk [Member] | Three Customers [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration			18.00%	26.00%	12.00%
Customer Concentration Risk [Member] | One Distributors [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration			31.00%	99.00%	98.00%
Customer Concentration Risk [Member] | Two Distributors [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration			31.00%	99.00%	98.00%
Customer Concentration Risk [Member] | Three Distributors [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration			31.00%	99.00%	98.00%
Segment Reporting [Member]
Summary of Significant Accounting Policies [Line Items]
Operating segment			1
Smart Farming [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues (in Dollars)
Consulting Service Agreement [Member] | Ginseng Product Consulting Services [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues (in Dollars)					$ 220,000
Supplier [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration			47.00%	90.00%	84.00%
Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration			59.00%	56.00%	51.00%
Class A common shares [Member]
Summary of Significant Accounting Policies [Line Items]
Issuance of IPO (in Shares)		124,200
Common shares par value (in Dollars per share)			$ 0.00005	$ 0.00005	$ 0.00005
IPO [Member] | Class A common shares [Member]
Summary of Significant Accounting Policies [Line Items]
Issuance of IPO (in Shares)	1,800,000	1,800,000
Common shares par value (in Dollars per share)	$ 0.00005
Price per share (in Dollars per share)	$ 4
Aggregate gross proceeds (in Dollars)	$ 7,200,000
Offering costs (in Dollars)	$ 1,935,834